CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 6,778		$ 8,390	$ 5,139
Other financial assets	12,468		6,227
Accounts receivable and other	18,469		16,931
Inventory	10,272		6,989
Assets classified as held for sale	3,502		2,185
Equity accounted investments	40,698		33,647	31,994
Investment properties	96,686		84,309	56,870
Property, plant and equipment	89,264		67,294
Intangible assets	27,710		18,762	14,242
Goodwill	14,550		8,815	$ 5,317
Deferred income tax assets	3,572		2,732
Total assets	323,969		256,281
Liabilities and Equity
Accounts payable and other	43,077	$ 43,077	23,989
Liabilities associated with assets classified as held for sale	1,690		812
Non-recourse borrowings of managed entities	136,292		111,809
Corporate borrowings	7,083		6,409
Property-specific borrowings	127,869		103,209
Subsidiary borrowings	8,423		8,600
Deferred income tax liabilities	14,849		12,236
Subsidiary equity obligations	4,132		3,876
Equity [abstract]
Equity	116,846		97,150
Total liabilities and equity	323,969		256,281
Non-controlling interests
Equity [abstract]
Equity	81,833		67,335
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145		4,168
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,276		5,226
Common shares | Non-controlling interests
Equity [abstract]
Equity	76,557		62,109
Common shares | Common equity
Equity [abstract]
Equity	$ 30,868		$ 25,647